Trade receivables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about trade receivables
	March 31, 2026	March 31, 2025
Trade receivables from related parties	-	-
Other trade receivables	13,080	11,574
	13,080	11,574
Less: Allowance for doubtful receivables	(432)	(658)
Balance at the end of the year	12,648	10,916

Disclosure of detailed about allowance for credit losses

The activity in the allowance for doubtful accounts receivable is given below:

	March 31, 2026	March 31, 2025
Balance at the beginning of the year	658	580
Add : Additional provision, net	164	195
Less : Bad debts written off	(396)	(118)
Add/(Less) : Effect of forex Adjustment	6	1
Balance at the end of the year	432	658